Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Reportable Segment and Line of Business - Summary of Combined Condensed Financial Information of Reclassification of Assets and Liabilities Held for Sale (Detail) - BRAZIL
$ in Millions
Dec. 31, 2017 MXN ($)
Disclosure of Discontinued Operations [line items]
Current assets	$ 148
Property, machinery and equipment, net and other non-current assets	140
Total assets held for sale	288
Current liabilities	66
Non-current liabilities	0
Total liabilities directly related to assets held for sale	66
Net assets held for sale	$ 222